Other assets	12 Months Ended
Dec. 31, 2019
Other assets
Other assets

18. Other assets

The breakdown of Other assets is as follows:

	12/31/2018	12/31/2019

Credit card operating balances	2,192	2,577
Insurance commission receivables	1,108	1,278
Prepayments	630	695
Other	3,233	6,623
	7,163	11,173

The following is a breakdown by maturity of Other assets which are measured at amortized cost as of December 31, 2019:

	Current	More than 30 days less than 60	More than 60 days less than 90	More than 90 days	Total

Other assets

Credit card operating balances	1,161	209	96	1,111	2,577
Insurance commission receivables	1	21	45	1,211	1,278
Prepaid expenses	599	38	57	1	695
Other	5,539	220	46	1,748	7,553

Expected credit loss rate	5%	10%	19%	12%
Gross carrying amount	7,300	488	244	4,071	12,103
Lifetime expected credit losses	(335)	(51)	(45)	(499)	(930)

Balances at December 31, 2019	6,965	437	199	3,572	11,173